RELATED PARTY TRANSACTIONS - Donation Agreement (Details) - Donation Agreement - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Sep. 05, 2022	Jul. 31, 2025	Dec. 31, 2025
Beike Zhaofang (Beijing) Technology Co., Ltd. ("Beike Zhaofang")
RELATED PARTY TRANSACTIONS
Donation period	3 years
Accumulated donation paid			¥ 40.0
Donation payment made by the Donator			10.0
Donator
RELATED PARTY TRANSACTIONS
Amount of donation agreed	¥ 30.0	¥ 30.0
Beike Zhaofang (Beijing) Technology Co., Ltd. ("Beike Zhaofang")
RELATED PARTY TRANSACTIONS
Amount of scholarship			¥ 3.4